Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.19%(a)
Alabama–2.14%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 7,203,975
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	314,837
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,909,857
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(b)	5.50%	01/01/2043	1,600	1,097,822
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	2,035	3,098,832
Series 2016 A, RB(c)	5.00%	09/01/2046	3,300	5,025,133
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	1,045	1,201,576
				19,852,032
Alaska–0.63%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	5,730	5,818,004
Arizona–4.60%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,116,561
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,370	1,560,167
Series 2020 A, RB(d)	5.00%	12/15/2040	515	598,707
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2039	2,000	1,927,858
Series 2019 A, RB	4.50%	01/01/2049	25	23,676
Series 2019 B, RB	5.13%	01/01/2054	105	102,957
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	1,470	1,516,238
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(e)(f)	5.00%	07/01/2021	4,095	4,111,291
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,442,149
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,201,713
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,065,396
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	280	322,080
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	630	731,093
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,035,403
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,955	2,356,995
Series 2017 A, RB(h)	5.00%	07/01/2047	3,135	3,780,544
Series 2020, RB(c)	5.00%	07/01/2049	3,815	4,755,233
Series 2020-XM0924, RB(c)	5.00%	07/01/2044	2,535	3,290,189
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	455	483,470
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.38%	07/01/2052	1,505	1,584,435
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,437,876
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,289,508
				42,733,539
Arkansas–0.28%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	1,065,923
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,582,247
				2,648,170
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–15.44%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(c)(e)(f)(i)	5.00%	04/01/2027	$ 3,150	$ 3,942,949
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,264,908
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,050	977,563
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	13,950	1,123,267
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	360,862
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	123,570
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	2,115	420,158
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	4,861,458
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,564,101
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	754,777
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,373,778
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,111,688
Series 2020-XM0909, GO Bonds(c)	3.00%	11/01/2050	2,950	3,173,298
Series 2020-XX1123, Ctfs.(c)(i)	4.00%	03/01/2046	3,820	4,544,356
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	1,060	1,211,421
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	621	733,928
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,058	1,239,917
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	245	275,549
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,595	1,954,461
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(g)	4.00%	05/15/2046	770	917,957
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,885	2,303,203
Series 2018 A, RB(h)	5.00%	12/31/2043	2,550	3,103,883
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	2,120	2,460,714
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	320	361,819
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(h)	5.00%	07/01/2027	1,665	1,788,619
Series 2012, RB(d)(h)	5.00%	07/01/2030	2,025	2,173,365
Series 2012, RB(d)(h)	5.00%	07/01/2037	4,445	4,696,968
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,226,385
Series 2016 A, RB(d)	5.00%	12/01/2041	1,715	1,938,134
Series 2016 A, RB(d)	5.25%	12/01/2056	1,275	1,439,013
California State University; Series 2020-XM0923, RB(c)	5.00%	11/01/2048	2,630	3,297,016
CSCDA Community Improvement Authority; Series 2021, RB(d)	4.00%	08/01/2056	635	691,173
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(d)	3.13%	08/01/2056	1,055	1,051,617
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(d)	4.00%	09/01/2056	1,055	1,161,728
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	555	555,901
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2034	5,235	3,972,802
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,876,531
Series 2015, Ref. RB(e)(f)	5.00%	06/01/2025	2,755	3,252,230
Series 2015, Ref. RB	5.00%	06/01/2040	2,245	2,615,086
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,730	2,087,384
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,455	1,506,839
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(c)	7.15%	05/15/2044	2,545	3,226,231
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	1,000	1,051,591
Series 2012 B, RB(c)	5.00%	07/01/2043	6,500	6,826,608
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	$ 2,875	$ 4,739,838
Series 2009 B, RB	7.00%	11/01/2034	745	1,178,730
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,550	2,894,918
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(e)(f)	7.50%	12/01/2021	2,800	2,900,378
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(e)(f)	5.00%	08/01/2021	4,410	4,445,841
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,485	1,865,229
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,980	3,716,456
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(c)(e)(f)	5.00%	11/01/2021	5,250	5,357,755
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	910,637
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	4,410	1,439,559
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(e)(f)	5.25%	07/01/2021	1,950	1,958,102
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	3,075	3,552,181
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,965	3,526,916
Series 2021-XF1212, Revenue Ctfs.(c)	4.00%	05/15/2051	3,240	3,881,780
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(g)(j)	0.00%	08/01/2025	1,485	1,430,061
Series 2005, GO Bonds (INS - NATL)(g)(j)	0.00%	08/01/2026	1,350	1,278,002
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(g)	5.00%	09/01/2026	2,480	2,979,672
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(j)	0.00%	08/01/2032	4,650	3,841,979
				143,492,840
Colorado–4.64%
Arkansas (State of) River Power Authority; Series 2006, RB(e)	5.88%	10/01/2026	1,565	1,822,297
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	681,761
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,449,071
Colorado (State of) Board of Governors; Series 2012 A, RB(c)(e)(f)	5.00%	03/01/2022	3,500	3,628,873
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,804,533
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	2,396,126
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(e)(f)	5.63%	06/01/2023	500	554,359
Series 2017, Ref. RB(e)(f)	5.00%	06/01/2027	745	925,399
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/2035	3,000	3,382,682
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	420,162
Series 2007 A, RB	5.30%	07/01/2037	445	438,357
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,347,900
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	591,227
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(i)	5.00%	08/01/2044	1,585	1,959,751
Denver (City & County of), CO;
Series 2011 A, RB(h)	5.25%	11/15/2022	100	102,260
Series 2012 B, RB(e)(f)	5.00%	11/15/2022	2,500	2,676,270
Series 2013 A, RB(h)	5.25%	11/15/2043	3,000	3,302,457
Series 2018 A, Ref. RB(c)(h)	5.25%	12/01/2048	2,230	2,756,817
Series 2018 A-2, RB(j)	0.00%	08/01/2033	2,235	1,568,238
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	585	638,522
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	863,962
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	963,009
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	901,130
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	3,620	5,651,138
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	985,756
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	685	754,666
				43,108,762
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.30%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(g)	5.00%	02/01/2031	$ 235	$ 235,635
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	855,540
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,601,352
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,427,405
				12,119,932
Florida–9.83%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	635	732,375
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
Broward (County of), FL;
Series 2012 A, RB(e)(f)	5.00%	10/01/2022	4,125	4,394,260
Series 2013 C, RB(e)(f)	5.25%	10/01/2023	3,000	3,353,568
Series 2015 A, RB(h)	5.00%	10/01/2045	1,770	2,045,287
Series 2017, RB(c)(h)(i)	5.00%	10/01/2047	3,285	3,980,670
Series 2019 B, RB(h)	4.00%	09/01/2044	1,060	1,224,183
Cape Coral (City of), FL; Series 2011, Ref. RB(e)(f)	5.00%	10/01/2021	870	884,055
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	315	337,878
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(c)(i)	5.00%	07/01/2049	3,015	3,770,968
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021)(b)(d)(l)	7.75%	05/15/2035	1,650	1,122,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(e)(f)	6.00%	04/01/2023	1,800	1,991,011
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,467,909
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)(f)(h)	5.13%	06/01/2021	1,080	1,080,000
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(h)	7.38%	01/01/2049	850	922,876
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,580,261
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,640	3,261,241
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	190	192,830
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	891,914
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	390,852
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,436,353
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	530	533,124
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(e)(f)	5.00%	11/15/2021	1,895	1,936,934
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,306,118
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(e)(f)	5.00%	10/01/2022	1,000	1,065,275
Series 2012 A, Ref. RB(e)(f)(h)	5.00%	10/01/2022	1,080	1,148,248
Series 2012 A, Ref. RB(e)(f)(h)	5.00%	10/01/2022	1,500	1,594,788
Series 2012 B, Ref. RB(e)(f)	5.00%	10/01/2022	1,450	1,544,649
Series 2012 B, Ref. RB(e)(f)	5.00%	10/01/2022	2,295	2,444,807
Series 2012 B, Ref. RB(e)(f)	5.00%	10/01/2022	2,450	2,609,924
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,253,347
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	4,905	5,883,535
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	720	722,050
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,013,867
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	95	95,381
Series 2010, Ref. RB	6.13%	08/01/2042	220	220,776
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(h)(m)	0.83%	11/01/2021	745	745,291
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,290	3,986,729
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2048	$ 3,000	$ 1,208,994
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	570	195,663
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	565	186,481
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	485	153,885
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	635	689,072
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(c)	5.00%	10/01/2031	4,650	4,724,442
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,289,120
Reunion East Community Development District;
Series 2005, RB(b)(n)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	175	179,072
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	965	578,791
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,096,288
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,921,812
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(c)	4.00%	10/01/2048	4,185	5,020,834
				91,411,608
Georgia–3.18%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(g)	5.50%	11/01/2022	2,050	2,152,613
Series 2015, Ref. RB(c)	5.00%	11/01/2040	10,040	11,692,983
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,131,686
Brookhaven Development Authority;
Series 2020, RB(c)(i)	4.00%	07/01/2044	1,435	1,688,947
Series 2020, RB(c)(i)	4.00%	07/01/2049	2,110	2,459,364
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,416,212
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,255	1,498,093
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,818,734
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	455	461,250
Series 2012 A, RB	5.00%	10/01/2032	250	252,763
				29,572,645
Hawaii–2.22%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,687,919
Series 2015 A, RB(h)	5.00%	07/01/2041	1,075	1,234,012
Series 2015 A, RB(h)	5.00%	07/01/2045	2,150	2,468,024
Series 2018 A, RB(h)	5.00%	07/01/2043	1,955	2,415,720
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(e)	5.50%	07/01/2043	3,000	3,293,993
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,064,333
Series 2015 A, Ref. RB(c)	5.00%	07/01/2030	3,775	4,438,753
				20,602,754
Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,132,696
Illinois–17.29%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	675	676,280
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,325	$ 1,489,901
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	599,634
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	475,319
Series 2011 A, RB(e)(f)	5.25%	01/01/2022	2,400	2,472,289
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,060	1,080,451
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,485	2,534,251
Series 2012, RB	5.00%	01/01/2042	4,085	4,185,038
Series 2014, RB	5.00%	11/01/2044	1,105	1,249,304
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2031	1,400	1,506,345
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,874,421
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	4,000	4,301,395
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,575	1,731,387
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	4,320	4,427,841
Series 2013, RB	5.75%	01/01/2038	3,150	3,401,787
Series 2015 C, RB(h)	5.00%	01/01/2046	1,075	1,217,473
Series 2015 D, RB	5.00%	01/01/2046	755	867,958
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,120,322
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	805	948,274
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	880	1,103,903
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	1,089,062
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,355,286
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,651,994
Chicago (City of), IL Transit Authority;
Series 2011, RB(c)(e)(f)(i)	5.25%	12/01/2021	6,900	7,078,007
Series 2014, RB	5.00%	12/01/2044	4,300	4,925,493
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(g)	4.00%	01/01/2042	2,735	3,151,041
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	975	1,168,308
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,340,385
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	3,025	3,308,138
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,813,227
Series 2014, GO Bonds	5.00%	05/01/2035	540	593,732
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,691,396
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,556,758
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	405,072
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,662,939
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	137,815
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	2,276,951
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,239,410
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,902,337
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,671,242
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	790,634
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,638,369
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(e)(f)	5.00%	03/01/2022	5	5,180
Series 2012, RB(e)(f)	5.00%	03/01/2022	995	1,031,253
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,025,684
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	460	460,559
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,047,346
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	85,292
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	786,963
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(d)(f)	4.75%	08/01/2030	1,060	1,130,168
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,475,179
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	$ 1,151	$ 1,158,234
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,002
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	3,027,438
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	158,146
Series 2017, Ref. RB	5.25%	02/15/2037	250	255,661
Series 2017, Ref. RB	5.25%	02/15/2047	1,055	1,063,181
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)(e)(f)	5.25%	04/01/2023	4,080	4,459,438
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(j)	0.00%	12/15/2029	3,500	2,993,530
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,554,082
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,733,253
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,530	1,702,702
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,395	1,549,384
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	4,625	4,947,837
Series 2014 C, RB(c)	5.00%	01/01/2039	6,240	7,137,851
Series 2015 A, RB(c)	5.00%	01/01/2040	3,000	3,486,632
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(g)(k)	4.70%	12/15/2037	1,500	1,297,015
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,995	5,904,942
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,900	3,912,979
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,865	3,879,042
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,460	1,954,430
Series 2018 B, RB	5.00%	06/01/2030	615	785,608
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,634,448
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	5,315	6,360,270
				160,716,898
Indiana–2.30%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,625	3,684,430
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	194,807
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2048	730	793,733
Series 2013, RB(h)	5.00%	07/01/2040	6,405	6,973,658
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,582,868
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,357,698
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,203,800
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,887,535
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	5.88%	01/01/2024	640	684,416
				21,362,945
Iowa–1.33%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	530	547,293
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,640	1,796,116
Series 2013, Ref. RB(f)	5.25%	12/01/2037	1,600	1,766,477
Series 2019, Ref. RB	3.13%	12/01/2022	370	377,486
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	640	728,481
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,588,530
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,030	1,195,568
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,054
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,750	2,039,845
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	12,595	2,224,681
				12,334,531
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.78%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	$ 2,000	$ 2,222,031
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,846
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,050,861
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,351,795
				7,213,533
Kentucky–2.27%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(f)(m)	1.43%	02/01/2025	900	908,168
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,410	1,500,701
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,811,938
Series 2015 A, RB	5.00%	01/01/2045	425	471,711
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,876,134
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,469,739
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,493,382
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(f)	4.00%	02/01/2028	1,890	2,252,478
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,104,119
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(g)(i)	5.00%	09/01/2044	4,855	6,072,801
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,111,232
				21,072,403
Louisiana–1.66%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,204,100
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(d)	3.90%	11/01/2044	1,165	1,227,352
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(e)(f)	5.50%	05/15/2026	2,000	2,470,906
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,658,969
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	845	968,519
New Orleans (City of), LA; Series 2014, Ref. RB(e)(f)	5.00%	06/01/2024	940	1,072,332
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	565	693,026
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(f)	4.00%	06/01/2022	1,750	1,812,570
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	395	396,217
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,154,059
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,808,468
				15,466,518
Maryland–0.99%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	480	577,446
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,162,765
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(e)(f)	5.00%	07/01/2024	2,015	2,305,848
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2046	1,010	1,150,452
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,585	2,078,488
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,237,957
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	685	730,508
				9,243,464
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–2.26%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	$ 1,000	$ 1,131,640
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	4,128,768
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,885,504
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(d)	5.00%	07/15/2034	275	333,343
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(e)(f)	5.00%	07/01/2021	630	632,454
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,255	1,580,908
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(h)	4.00%	07/01/2044	1,000	1,146,809
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB(c)(e)(f)(i)	5.00%	10/15/2021	6,450	6,567,681
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB(e)(f)	5.00%	07/01/2021	600	602,387
				21,009,494
Michigan–4.59%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	250	263,375
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	986,363
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(g)(i)	5.00%	07/01/2043	2,650	2,979,157
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB(e)(f)	5.00%	07/01/2021	750	752,984
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	3,650	4,346,477
Michigan (State of) Finance Authority; Series 2014 C-1, RB(e)(f)	5.00%	07/01/2022	1,585	1,669,032
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,747,307
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,540,901
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,291,504
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(g)	5.00%	07/01/2033	2,000	2,270,671
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	896,915
Series 2014 D-2, Ref. RB (INS - AGM)(g)	5.00%	07/01/2028	2,000	2,287,202
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	898,216
Series 2015, Ref. RB	5.00%	07/01/2035	1,610	1,880,316
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	232,387
Series 2020, Ref. RB	5.00%	06/01/2045	620	676,515
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(e)(f)	5.00%	06/01/2024	2,885	3,286,494
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(c)(e)(i)	5.00%	12/01/2046	4,935	5,930,915
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,268,786
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	1,000	1,244,500
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(g)	6.95%	09/01/2022	1,000	1,083,587
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,096,322
				42,629,926
Minnesota–0.37%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	412,632
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	537,272
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,947,860
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	548,716
				3,446,480
Mississippi–0.22%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(g)	5.00%	01/01/2048	1,715	2,096,318
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.39%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(e)(f)	5.50%	09/01/2021	$ 305	$ 309,101
Series 2011 A, Ref. RB(e)(f)	5.50%	09/01/2021	1,175	1,190,797
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,392,708
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,410,651
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	1,530	1,874,885
Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,270	1,561,166
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	709,534
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	507,954
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	3,005,198
				12,961,994
Nebraska–1.61%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.00%	09/01/2022	2,000	2,118,999
Series 2012, RB(p)	5.00%	09/01/2032	5,500	5,827,247
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	359,191
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,735	4,053,596
Central Plains Energy Project (No. 4); Series 2018, RB(f)	5.00%	01/01/2024	1,380	1,530,277
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,098,981
				14,988,291
Nevada–0.34%
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,132,466
New Hampshire–0.39%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	2,280	3,640,779
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2	2,370
				3,643,149
New Jersey–5.55%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	1,165	1,440,779
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(g)(i)	5.50%	09/01/2022	4,790	5,103,313
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,535,660
Series 2021, RB	5.00%	06/15/2033	950	1,225,142
Series 2021, RB	4.00%	06/15/2035	700	828,259
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	850	900,404
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	1,215	1,425,959
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.63%	03/01/2028	500	508,420
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2027	1,200	1,357,289
Series 2013, RB(h)	5.00%	01/01/2028	1,000	1,115,506
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,120,714
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,410	1,624,609
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(g)(j)	0.00%	12/15/2037	$ 2,555	$ 1,776,489
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,160,823
Series 2011 A, RB(e)(f)	5.50%	06/15/2021	2,405	2,409,634
Series 2011 B, RB(e)(f)	5.50%	06/15/2021	1,345	1,347,592
Series 2014, RB	5.00%	06/15/2030	1,570	1,978,007
Series 2015 AA, RB	4.75%	06/15/2038	510	571,904
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	579,983
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,966,631
Series 2018 A, Ref. RB	5.00%	12/15/2036	750	931,798
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2029	2,015	2,398,521
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2030	940	1,113,402
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2031	955	1,128,090
Series 2022 AA, Ref. RB	5.00%	06/15/2036	2,325	2,877,789
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,537,845
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(e)(f)	5.00%	07/01/2022	4,300	4,527,972
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	930	981,407
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,811,995
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,291,635
				51,577,571
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	558,889
New York–21.09%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(h)	5.25%	12/31/2033	520	568,883
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,454,104
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(c)(g)	4.00%	02/15/2047	4,195	4,684,592
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,650,288
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,494,225
Series 2016 A, Ref. RB	5.25%	11/15/2032	795	978,136
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	220,703
Series 2019 A, RB (INS - AGM)(c)(g)	4.00%	11/15/2046	3,385	3,886,965
Series 2020 A-2, RB	4.00%	02/01/2022	1,485	1,522,027
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	2,510	2,935,789
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	760	845,639
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	500	578,462
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	2,114,288
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 12/14/2007; Cost $1,500,000)(b)(l)	6.50%	01/01/2032	1,500	825,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $1,711,410)(b)(l)	6.70%	01/01/2049	1,500	825,000
Series 2014 C, RB (Acquired 12/14/2007; Cost $0)(b)(l)	2.00%	01/01/2049	1,081	108,140
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(c)(h)(i)	5.00%	09/15/2028	4,175	5,285,143
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,237,756
Series 2020-XM0925, GO Bonds(c)	5.00%	08/01/2043	2,940	3,750,251
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,275,609
Series 2021-XM0937, Revenue Ctfs.(c)	4.00%	03/01/2047	3,285	3,900,830
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(g)	3.00%	03/01/2049	3,190	3,365,693
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)	5.00%	06/15/2045	7,335	7,688,576
Series 2020 GG-1, RB(c)	5.00%	06/15/2050	5,470	6,973,590
New York (City of), NY Transitional Finance Authority; Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,978,655
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(c)	4.00%	06/15/2040	3,555	4,204,003
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	5,275,951
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2032	$ 1,380	$ 1,756,032
Series 2018 E, RB(c)	5.00%	03/15/2045	7,240	9,076,724
Series 2021-XM0939, Revenue Ctfs.(c)	4.00%	03/15/2042	5,410	6,481,823
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2028	600	783,944
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2029	505	673,558
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(e)(f)	5.00%	02/15/2023	9,400	10,185,109
Series 2014 C, RB(c)	5.00%	03/15/2040	6,985	7,826,818
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	2,018,912
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	2,400	2,688,498
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	1,590	1,925,052
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,755,481
Series 2020-XF2864, Ctfs.(c)	4.00%	11/01/2045	4,235	4,974,961
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	7,280	8,056,422
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,440,195
New York Power Authority; Series 2020-XF0956, Ctfs.(c)	4.00%	11/15/2050	4,640	5,451,368
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(c)	4.00%	01/01/2050	6,835	7,903,338
Series 2020-XX1127, Ctfs. (INS - AGM)(c)(g)(i)	4.00%	01/01/2050	3,300	3,849,758
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	3,020	3,043,138
Series 2020, Ref. RB(h)	5.25%	08/01/2031	830	991,399
Series 2020, Ref. RB(h)	5.38%	08/01/2036	1,205	1,512,947
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	2,140	2,155,656
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,690	1,701,955
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	305	372,986
Series 2018, RB(h)	5.00%	01/01/2033	2,670	3,247,352
Series 2018, RB(h)	5.00%	01/01/2034	2,180	2,644,891
Series 2018, RB(h)	4.00%	01/01/2036	1,910	2,178,765
Series 2018, RB(h)	5.00%	01/01/2036	565	683,804
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,535	3,205,117
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	4,100	4,639,519
Series 2016 A, RB(h)	5.25%	01/01/2050	2,250	2,557,176
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,214,914
Tender Option Bond Trust Receipts/Certificates; Series 2021-XF2932, Revenue Ctfs.(c)	5.00%	06/15/2048	2,525	3,224,745
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(c)	5.00%	05/15/2051	3,250	4,202,166
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	845	1,087,660
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,893,024
				196,033,505
North Carolina–3.95%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(f)	5.00%	12/01/2028	1,055	1,363,490
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(q)	0.01%	01/15/2037	9,000	9,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,015	3,319,351
North Carolina (State of) Turnpike Authority;
Series 2011, RB(e)(f)	5.00%	07/01/2021	1,875	1,882,382
Series 2011, RB(e)(f)	5.00%	07/01/2021	3,320	3,333,071
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(e)(f)	5.00%	10/01/2025	12,175	14,576,993
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	2,095	3,235,037
				36,710,324
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	$ 2,745	$ 3,167,960
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,804,632
				5,972,592
Ohio–7.04%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,268,545
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(e)(f)	5.00%	05/01/2022	500	522,516
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,960,779
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	3,879,506
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	799,935
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	1,600	1,899,127
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,025	4,659,644
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,880	12,612,511
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	10,895	1,754,902
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,523,597
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	1,005	1,076,815
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,547,260
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB(c)(e)(f)(i)	5.00%	11/15/2021	3,310	3,384,013
Series 2011 A, RB(c)(e)(f)(i)	5.00%	11/15/2021	1,500	1,533,541
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(e)(f)	8.00%	07/01/2022	1,295	1,395,887
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(e)(f)	5.25%	06/01/2022	3,250	3,415,776
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,885	2,091,173
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,759,953
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(e)(f)	6.25%	06/01/2021	960	960,000
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(e)(f)	5.75%	11/15/2021	2,000	2,051,511
Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,462,321
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,772,456)(d)(l)	6.00%	04/01/2038	1,810	871,620
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	1,020	1,157,284
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(f)(h)	2.60%	10/01/2029	1,000	1,063,602
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(h)	4.25%	01/15/2038	745	841,034
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,244,345
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	2,120	2,744,372
				65,481,569
Oklahoma–2.54%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	3,450	4,190,755
Series 2017, RB(c)	5.00%	07/01/2047	3,375	4,076,515
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(g)(j)	0.00%	02/01/2031	1,000	843,323
Series 2002, RB (INS - AGM)(g)(j)	0.00%	02/01/2034	3,970	3,089,475
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	6,360	7,833,664
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $2,306,091)(b)(l)	5.00%	08/01/2052	2,470	1,803,100
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,800,566
				23,637,398
Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	703,751
University of Oregon; Series 2020, RB(c)(i)	5.00%	04/01/2050	4,240	5,362,210
				6,065,961
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–2.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	$ 1,060	$ 1,200,215
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,299,087
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,110,804
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2036	850	510,712
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	784,728
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	1,260	1,422,907
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,873,986
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,878,840
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	2,500	2,687,854
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,693,486
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	784,753
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	575	683,106
Series 2021 A, RB	4.00%	12/01/2044	635	751,291
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,689,355
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	3,690	4,449,826
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	190	224,095
Series 2020, Ref. RB(d)	5.00%	06/15/2050	360	418,787
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,276,747
				27,740,579
Puerto Rico–5.13%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,474,356
Series 2002, RB	5.63%	05/15/2043	1,890	1,899,822
Series 2005 A, RB(j)	0.00%	05/15/2050	7,500	1,178,282
Series 2005 B, RB(j)	0.00%	05/15/2055	3,240	288,959
Series 2008 A, RB(j)	0.00%	05/15/2057	19,060	1,272,030
Series 2008 B, RB(j)	0.00%	05/15/2057	31,765	1,662,901
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	505	520,918
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	225	237,463
Series 2012 A, RB	5.13%	07/01/2037	2,010	2,124,323
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	570	615,483
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	930	1,004,231
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	3,045	3,288,160
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	105	107,818
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	381,495
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,570	1,782,066
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	975	1,064,398
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,525	1,712,318
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,350	1,472,116
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,560	2,632,602
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	$ 570	$ 512,306
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,890	1,610,502
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,685	1,961,042
Series 2018 A-1, RB(j)	0.00%	07/01/2046	6,350	2,067,369
Series 2018 A-1, RB(j)	0.00%	07/01/2051	19,365	4,579,497
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,944,804
Series 2018 A-1, RB	5.00%	07/01/2058	5,035	5,743,955
Series 2019 A-2, RB	4.33%	07/01/2040	1,385	1,536,695
				47,675,911
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,136,967
South Carolina–1.23%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(g)	5.75%	01/01/2034	1,590	1,596,513
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,039,746
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(e)(f)	5.25%	08/01/2023	2,000	2,218,888
South Carolina (State of) Ports Authority;
Series 2015, RB(e)(f)(h)	5.25%	07/01/2025	2,365	2,813,958
Series 2015, RB(e)(f)(h)	5.25%	07/01/2025	295	351,001
Series 2015, RB(e)(f)(h)	5.25%	07/01/2025	1,420	1,689,564
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,510	1,724,245
				11,433,915
South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,350,108
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,123,648
				4,473,756
Tennessee–0.59%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,711,082
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB(e)(f)	5.25%	11/01/2021	525	536,274
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,212,381
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	830	1,032,702
				5,492,439
Texas–15.73%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,558,938
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,950	2,452,004
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	900	1,127,404
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,482,008
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(h)	5.00%	11/01/2030	2,250	2,394,088
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042	1,500	1,550,461
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(c)(e)(f)(i)	5.00%	11/01/2021	1,695	1,729,646
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(g)(h)	5.13%	07/01/2032	1,365	1,373,506
Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	1,920	1,962,932
Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	9,080	9,283,033
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	625	750,574
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	3,355	3,520,346
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,690	1,846,688
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012-A, Ref. RB(e)(f)	5.00%	05/15/2022	$ 5	$ 5,227
Series 2012-A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,227
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	3,956,606
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,960,114
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(q)	0.01%	11/01/2038	5,000	5,000,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	3,925	4,161,440
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	292,430
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,918,364
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	826,011
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	1,069,886
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	3,545	3,940,481
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(d)	10.00%	12/01/2025	335	355,304
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	680,859
Series 2017, Ref. RB	5.00%	01/01/2047	790	851,707
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	3,175	3,446,528
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	916,904
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(g)(j)	0.00%	01/01/2028	4,100	3,794,419
Series 2011 A, RB(e)(f)	5.50%	09/01/2021	4,470	4,529,531
Series 2015 B, Ref. RB(c)(i)	5.00%	01/01/2040	12,520	13,414,541
San Antonio (City of), TX;
Series 2013, RB(e)(f)	5.00%	02/01/2023	3,310	3,570,888
Series 2021 A, RB	5.00%	02/01/2049	1,690	2,177,628
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2032	485	486,553
Series 2011, RB (INS - AGM)(g)	5.00%	10/01/2037	525	526,759
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	4,385	5,247,685
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	3,121,682
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	2,171,511
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(b)(l)	5.63%	11/15/2027	1,000	450,000
Series 2007, RB (Acquired 12/07/2007; Cost $626,591)(b)(l)	5.75%	11/16/2037	695	312,750
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	270	219,380
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,812)(l)	6.38%	02/15/2048	2,460	2,014,891
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	121,085
Series 2020, Ref. RB	6.75%	11/15/2051	105	120,593
Series 2020, Ref. RB	6.88%	11/15/2055	105	121,064
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,420,533
Texas (State of) (College Student Loan); Series 2017, GO Bonds(h)	3.00%	08/01/2034	1,530	1,672,266
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,550,011
Series 2019, RB(j)	0.00%	08/01/2044	3,500	1,353,588
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(e)(f)	5.00%	08/15/2022	3,505	3,711,829
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	4,405	2,522,648
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,490	814,674
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,560	7,301,915
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	350	414,648
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	$ 5,550	$ 6,508,182
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,450	1,631,226
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,850	2,112,074
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	3,025	3,711,918
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	694,699
				146,239,887
Utah–1.22%
Salt Lake (City of), UT;
Series 2017 A, RB(c)(h)	5.00%	07/01/2047	3,430	4,134,072
Series 2018 A, RB(h)	5.00%	07/01/2048	1,560	1,889,055
Series 2018 A, RB(h)	5.25%	07/01/2048	2,085	2,559,285
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	2,575	2,758,073
				11,340,485
Virgin Islands–0.24%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	725	726,638
Series 2010 A, RB	5.00%	10/01/2029	1,485	1,488,354
				2,214,992
Virginia–2.25%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	415	404,999
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	470	482,383
Series 2019, RB(h)	5.00%	01/01/2044	2,510	2,575,536
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	1,120	1,185,288
Series 2012, RB(h)	5.50%	01/01/2042	4,490	4,720,067
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	4,005	4,111,276
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,480	1,783,631
Series 2017, RB(h)	5.00%	12/31/2052	3,100	3,729,985
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,929,060
				20,922,225
Washington–5.41%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(e)(j)	0.00%	02/01/2025	9,850	9,639,665
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(h)	5.50%	07/01/2026	975	978,938
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,965	2,384,315
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.25%	01/01/2038	1,680	1,977,650
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,825	4,523,984
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	3,991,701
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(g)(j)	0.00%	12/01/2029	2,120	1,882,199
Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	2,380	2,994,104
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(c)(e)(f)	5.00%	06/01/2021	2,050	2,050,000
Series 2011 C, GO Bonds(c)(e)(f)	5.00%	06/01/2021	585	585,000
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,805,446
Series 2018, RB(c)(i)	5.00%	07/01/2048	5,310	6,414,369
Series 2018, RB	5.00%	07/01/2048	1,060	1,257,259
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(c)(i)	5.00%	08/01/2044	4,600	5,675,846
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,032,564
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	$ 550	$ 583,265
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	455	481,832
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	2,005	2,010,097
				50,268,234
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	1,060	1,176,339
Wisconsin–3.62%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	1,155	1,292,911
Series 2017, RB(d)	6.75%	12/01/2042	2,695	3,090,479
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)(i)	5.00%	03/01/2046	4,745	5,590,972
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	790	866,368
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(h)	5.38%	11/01/2021	600	602,236
Series 2007 B, RB(h)	5.75%	11/01/2037	535	537,138
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2055	8,040	2,315,793
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	31,055	7,102,741
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,128,776
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(e)(f)	5.00%	08/15/2022	1,600	1,693,413
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	530	585,996
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	835	701,157
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,421,889
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,408,360
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,284,052
				33,622,281
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(e)(f)	5.00%	01/01/2027	2,790	3,450,621
TOTAL INVESTMENTS IN SECURITIES(r)–163.19% (Cost $1,395,018,949)					1,517,037,832
FLOATING RATE NOTE OBLIGATIONS–(24.96)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(232,015,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.54)%					(367,585,728)
OTHER ASSETS LESS LIABILITIES–1.31%					12,170,005
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$929,607,109
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $6,543,814, which represented less than 1% of the Trust’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $57,379,263, which represented 6.17% of the Trust’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $68,815,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $8,332,501, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Security subject to crossover refunding.
(q)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $379,571,793 are held by TOB Trusts and serve as collateral for the $232,015,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,516,459,039	$578,793	$1,517,037,832
Invesco Municipal Opportunity Trust